Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ (5,953)		$ (4,129)
Net Unrealized Gain/(Losses) [Member] | Currency Translation Adjustment And Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	944		169		3,550
Other comprehensive income/(loss)			775	[1]	(3,381)	[1]
Other comprehensive income/(loss)	(1,121)	[1]
Balance	(177)		944		169
Net Unrealized Gain/(Losses) [Member] | Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(361)		(208)		6
Other comprehensive income/(loss)			(153)	[1]	(214)	[1]
Other comprehensive income/(loss)	273	[1]
Balance	(88)		(361)		(208)
Net Unrealized Gain/(Losses) [Member] | Available For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	46		157		269
Other comprehensive income/(loss)			(111)	[1]	(112)	[1]
Other comprehensive income/(loss)	117	[1]
Balance	163		46		157
Benefit Plans [Member] | Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(5,120)		(3,947)		(3,367)
Other comprehensive income/(loss)			(1,173)	[1]	(580)	[1]
Other comprehensive income/(loss)	(990)	[1]
Balance	(6,110)		(5,120)		(3,947)
Benefit Plans [Member] | Prior Service (Costs)/ Credits And Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	362		389		94
Other comprehensive income/(loss)			(27)	[1]	295	[1]
Other comprehensive income/(loss)	(103)	[1]
Balance	259		362		389
Accum. Other Comp. Inc./ (Loss)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(4,129)		(3,440)		552
Other comprehensive income/(loss)			(689)	[1]	(3,992)	[1]
Other comprehensive income/(loss)	(1,824)	[1]
Balance	$ (5,953)		$ (4,129)		$ (3,440)

[1]	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $7 million loss in 2012, $45 million loss in 2011 and$5 million income in 2010.